Related parties - Collaterals provided by the related parties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 12,000	₩ 39,517
BNP Paribas Cardif Life Insurance | Government bonds
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	12,000	11,666
JAEYOUNG SOLUTEC CO., LTD. | Property, plant and equipment
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	0	20,814
JAEYOUNG SOLUTEC CO., LTD. | Guarantee insurance policy
Related parties - Collaterals provided by the related parties [Line Items]
Amount of collaterals	₩ 0	₩ 7,037